Litigation	12 Months Ended
Dec. 31, 2019
Legal proceedings provision [abstract]
Litigation

Note 17    Litigation

This note presents all of the significant disputes in which the Group is involved with the exception of litigation relating to disputes between Orange and the tax or social administrations in relation to operational or income taxes or social contributions. These disputes are described, respectively, in Notes 10 and 6.2.

As of December 31, 2019, the provisions for risks recorded by the Group for all the disputes (except those presented in Notes 10 and 6.2) amounted to 643 million euros (versus 572 million euros at December 31, 2018 and 779 million euros at December 31, 2017). Orange believes that any disclosure on a case-by-case basis could seriously harm the Group’s position. The balance and overall movements on provisions are presented in Note 5.2.

France

Mobile services

–  In parallel with the judicial inquiry for which on December 17, 2015 a final verdict was reached by the French Competition Authority fining Orange 350 million euros for having implemented four anti-competitive practices in the "Enterprise" market segment and imposing injunctions, SFR brought an action on June 18, 2015, for damages suffered because of Orange’s practices. SFR, after several raises in a row in April 2016 and September 2018, raised its claim from the initial 512 million euros to 3 billion euros in July 2019. The Group believes this claim represents a risk. In the wake of this decision, BT Group, Céleste and Adista also brought actions against Orange before the Paris Commercial Court for damages. To date, the overall claims of SFR, BT Group, Celeste and Adista represent a total of 3.3 billion euros. These cases are currently being investigated by the judge before trial.

–  Following the ruling by the French Competition Authority on December 13, 2012 imposing fines of 117 million euros against Orange reduced to 93 million euros by the Paris Court of Appeal and of 66 million euros against SFR for having implemented, as part of their abundance offers launched in 2005, excessive price discrimination between calls made within their own networks and calls made to competitor networks, Oméa Telecom (Virgin Mobile and Tele2 Mobile), Euro-Information Telecom (NRJ Mobile) and Outremer Telecom each brought action against Orange in June 2013 before the Paris Commercial Court for damages they claim to have suffered due to said practices. In November 2016 and June 2019, the Commercial Court officially acknowledged the withdrawal of Omea Telecom and Euro-Information Telecom. The dispute with Euro-Telecom is closed and only the Outremer Telecom proceedings remain pending.

–  Concurrently to their complaints filed with the French Competition Authority, regarding practices of Orange in the mobile and fixed-to-mobile markets in the French Caribbean and in French Guyana, for which Orange was definitively ordered to pay a fine of 63 million euros in December 2009 reduced to 60 million euros by the Paris Court of Appeal in July 2013, Digicel and Outremer Telecom initiated before the Paris Commercial Court respectively in March 2009 and October 2010, legal actions for alleged damages stemming from these practices, in an amount which Digicel had assessed at 329 million euros increased to 493 million euros in November 2015 and Outremer at 75 million euros. After it was ordered by the Paris Commercial Court in March 2015 that 8 million euros should be paid to Outremer Telecom, the Paris Court of Appeal decreased the amount of the fine to 3 million euros in May 2017, noting inter alia that the damages should be discounted at the statutory rate of interest. On December 18, 2017 the Paris Commercial Court ordered Orange to pay to Digicel the sum of 180 million euros, to be discounted from March 2009 until the date of payment at a rate of interest higher than that adopted by the Paris Court of Appeal in the Outremer Telecom litigation, i.e. a total amount in addition to the notional amount that Digicel assesses at 520 million euros as of December 31, 2019. Orange filed an appeal and, at the same time, obtained from the Paris Court of Appeal on February 6, 2018, the right to escrow only the notional amount of the penalty until the court ruled on the merits of the case. Orange has re-evaluated the risk in light of the course of the proceedings. On April 19, 2018, Digicel petitioned the Paris Court of Appeal to dispute the amount of the escrow made by Orange in application of the judgment of the Paris Commercial Court. The Court confirmed the amount of the escrow by a ruling dated October 10, 2018.

Fixed-line services

–  In 2010, SFR and then Verizon summoned Orange SA to appear before the Paris Commercial Court demanding the reimbursement of alleged overpayments on interconnection services provided by Orange, the price of which allegedly did not reflect their cost. On June 18 and 25, 2013, the Paris Commercial Court dismissed their claims but ordered Orange to pay Verizon 0.5 million euros with respect to services provided in 2008. Orange paid this amount in 2013. SFR and Verizon filed appeals against these decisions. In December 2015, the Paris Court of Appeal dismissed in full the claims made by SFR and confirmed the first instance decision. In September 2017, the French Supreme Court rejected SFR's appeal. Furthermore, in April 2017, the Paris Court of Appeal dismissed Verizon completly and reversed the compensation of 0.5 million euros granted for services provided in 2008. On June 5, 2019, the French Supreme Court annulled the decision of the Paris Court of Appeal and restored the parties to the situation they were in following the first instance court’s decision rendered on June 25, 2013. The proceedings are still ongoing.

–  In 2012, SFR brought an action against Orange SA before the Paris Commercial Court denouncing its retail offers for the secondary residences market and claiming 218 million euros for losses allegedly suffered. In February 2014, the trial court ruled that Orange had abused its dominant position and ordered it to pay 51 million euros in damages to SFR. In October 2014, the Paris Court of Appeal annulled this decision which was then reversed by the French Supreme Court on April 12, 2016. Orange had then to pay 53 million euros to SFR pursuant to the trial court's ruling. SFR had raised its claim to 257 million euros before the Court of Appeal. On June 8, 2018, the Court of Appeal sentenced Orange to pay 54 million euros. Orange paid the balance following the cancellation of the previous ruling from the Court of Appeal and appealed to the French Supreme Court. The French Supreme Court proceedings are still ongoing.

Other proceedings in France

–  In June 2018, Iliad brought summary proceedings against Orange SA before the presiding judge of the Paris Commercial Court, aiming to ban some of its mobile telephony offers proposing mobile handsets at attractive prices accompanied by a subscription package, on the grounds that they constituted consumer credit offers. The case is currently being investigated by the judges deciding on the merits of the case.

–  In December 2018 the administrators of former UK indirect retailer Phones 4U, (which is in administration and no longer trading), filed a claim against the three main UK mobile network operators, including EE, and their respective existing or former parent companies including Orange. The claim (of an unquantified amount) is currently being disputed before the High Court of England and Wales. Orange challenges vigorously the allegations raised by Phones 4U which include collusion.

–  Orange Bank is the object of two historic lawsuits whereby the plaintiffs claim in total about 480 million euros in financial damages that they allege to have suffered. As Orange Bank believes these claims to be without merit and is contesting them strongly, the Group has recognized no financial liability.

–  On December 20, 2019 the Paris criminal court ordered the Company to pay a criminal fine of 75,000 euros as part of the France Telecom employee-related crisis trial and, jointly and severally with the individuals natural persons charged, to pay the civil parties the sum of 5.5 million euros.As Orange did not appeal this decision, the ruling against Orange is final. The appeal proceeding by the natural persons convicted is still ongoing.The decision leaves open the possibility for anyone working at the company between January 1, 2007 and December 31, 2008 to obtain compensation based on the findings of harassment if the conditions of compensation for direct, certain and personal harm are met. Orange is in the process of executing the judgment towards the civil parties; and further, the Evaluation and Compensation Committee established by Orange continues to analyze and process the requests received. To date about 190 individual requests have been received, about 90 of which have been closed subsequent to an agreement or a declaration of inadmissibility.

Poland

–  In 2011, the Polish Competition Authority (UOKiK) sanctioned the four major Polish mobile operators, including Orange Polska, for collusion to delay the development of new services in the mobile television market. This sanction was nullified in 2015 by the Court for the protection of competition and consumers. In 2017, the Court of Appeal dismissed the appeal of the UOKiK, who appealed to the Supreme Court. On November 26, 2016, the company Magna Polonia brought suit jointly and severally against the operators to the Warsaw Commercial Court and claimed 618 million zlotys (144 million euros) for the damages it allegedly sustained due to these practices. On February 9, 2018, the Warsaw Commercial Court examined the Magna Polonia claim and decided to postpone its ruling until after the Polish Supreme Court had come to a decision. On October 31, 2019, the Supreme Court confirmed the inexistence of collusive practices, thus rendering the claim made by Magna Polonia to the Warsaw Commercial Court without merits.

–  In 2013, the UOKiK opened an investigation on the country’s three main mobile operators, including Orange Polska, for abuse of a dominant position in relation with the retail rates imposed by these three operators on the calls made to the network of the polish P4 operator. On January 2, 2018, UOKIK suspended the proceedings against the three operators as there were no longer anti-competitive grounds. In addition, in 2015 P4 issued two claims for damages for a total amount of 630 million zlotys (147 million euros) against the three operators jointly, as compensation for the loss it alleged to have suffered in relation to the contested pricing practices. Following the dismissal by the court of the first claim for compensation and its refusal to separate the two proceedings initiated by P4, the latter appealed the decision.

Romania

–  On March 29, 2016, investigators from the Romanian Competition Council made an investigation at the headquarters of Orange Romania, concerning possible discriminatory practices in the mobile payment and advertising markets. Following the investigation, the Competition Council fined Orange Romania 65 million leu (approx. 14 million euros) on December 18, 2018. Orange Romania was notified of this decision on April 15, 2019 and filed an appeal on May 9, 2019.

Middle East and Africa

–  In September 2008 and December 2009, the Egyptian National Telecommunications Regulatory Authority (NTRA), following a complaint filed by Telecom Egypt (TE), issued two decrees imposing interconnection rates different from those set out in the bilateral agreements between TE and Orange Egypt. In June 2010, the administrative courts granted Orange Egypt a stay of execution of these decrees until the issuance of a decision on the merits of the case. However, on June 21, 2016, the Administrative Court of Cairo ruled that the decrees from NTRA were valid. In August 2016, Orange Egypt filed an appeal with the Administrative Court of the Egyptian State Council. The parties have withdrawn from the various proceedings. The dispute is now closed.

–  A number of shareholder disputes are ongoing between the joint venture company made up of Agility and Orange, on the one hand, and its Iraqi co-shareholder in the share capital of Iraqi operator Korek Telecom on the other hand. These disputes, which notably relate to the exercise of Korek Telecom's 7% call option, are the subject of preliminary procedures and arbitrational and judicial litigation. Moreover, on March 19, 2019, an Administrative Decree issued by the Iraqi Kurdistan Regional Government enforced the decision made by the Iraqi regulatory authority (CMC) in 2014 to cancel the partnership of March 2011 between Korek Telecom, Agility and Orange. Consequently, the return of the shares in Korek was forced to the original shareholders. Orange was thus unlawfully expropriated of its investment and addressed, on March 24, 2019, a notice of dispute to the Republic of Iraq based on the Bilateral lnvestment Treaty between the French Republic and the Republic of Iraq with respect to the loss of its investment in Korek Telecom.

Other Group litigation

Other than proceedings that may be initiated in respect of tax audits (see Note 10), there are no other administrative, legal or arbitration proceedings, including any proceedings that are pending, suspended or threatened, of which Orange is aware of, which may have or have had in the last 12 months a material impact on the Company’s and/or Group’s financial position or profitability.